(22) OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Other Payables Tables
Schedule of other payables current and noncurrent
	Current		Noncurrent
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016
Consumers and concessionaires	93,068	73,864	44,473	44,711
Energy efficiency program - PEE	186,621	257,622	110,931	58,798
Research & Development - P&D	103,308	75,655	68,780	55,272
EPE/FNDCT/PROCEL	15,612	12,928	-	-
Reversion fund	-	-	17,750	17,750
Advances	300,214	163,054	22,255	8,029
Tariff discounts - CDE	25,040	8,891	-	-
Provision for socio environmental costs and asset retirement	16,360	13,703	107,814	61,828
Payroll	20,747	16,951	-	-
Profit sharing	80,518	56,215	16,273	11,400
Collections agreement	72,483	69,793	-	-
Guarantees	-	-	5,959	44,140
Business combination	6,927	9,492	-	-
Others	40,408	49,454	32,654	7,364
Total	961,306	807,623	426,889	309,292